Note 11 - Capital Leased Assets and Capital Lease Obligations (Details Textual) - USD ($) $ in Thousands				4 Months Ended	12 Months Ended
	Jun. 19, 2017	Jul. 15, 2016	Jul. 06, 2016	Apr. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additions To Capital Leased Assets					$ 452,564
Amortization of Leased Asset					13,764	$ 13,207	$ 9,942
Sale Leaseback Transaction, Accumulated Depreciation					50,663	36,899
Finance Leased Assets, Net					401,901	415,665
Capital Leases, Future Minimum Payments, Net Minimum Payments, Total					342,658
Capital Leases, Income Statement, Interest Expense					$ 21,402	$ 22,096	$ 19,203
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Sale Leaseback Transaction, Term				10 years
Vessel's sale and leaseback price				$ 85,572
Sale Leaseback Transactions Regarding the Vessel MSC Athos [Member]
Sale Leaseback Transaction, Term			7 years
Sale Leaseback Transactions Regarding the Vessel MSC Athens [Member]
Sale Leaseback Transaction, Term		7 years
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term	7 years